Basis of preparation of the financial statements - the lease liabilities recognized under IFRS 16 reconciled to the disclosed operating lease commitments under IAS 17 (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets
Lease commitments disclosed			$ 2,497
Contracts scoped out		$ (42)
Present value adjustment		(654)
Lease liability recognized	$ 1,791	1,801
Variable lease payments not included in the measurement of lease liabilities	560
Ports
Disclosure of quantitative information about right-of-use assets
Lease commitments disclosed			1,131
Present value adjustment		(364)
Lease liability recognized	750	767
Vessels/Ships
Disclosure of quantitative information about right-of-use assets
Lease commitments disclosed			769
Contracts scoped out		(1)
Present value adjustment		(164)
Lease liability recognized	580	604
Pellets plants
Disclosure of quantitative information about right-of-use assets
Lease commitments disclosed			218
Contracts scoped out		(15)
Present value adjustment		(52)
Lease liability recognized	175	151
Properties
Disclosure of quantitative information about right-of-use assets
Lease commitments disclosed			162
Contracts scoped out		(1)
Present value adjustment		(24)
Lease liability recognized	152	137
Energy plants
Disclosure of quantitative information about right-of-use assets
Lease commitments disclosed			94
Present value adjustment		(29)
Lease liability recognized	71	65
Locomotives
Disclosure of quantitative information about right-of-use assets
Lease commitments disclosed			68
Contracts scoped out		(7)
Present value adjustment		(16)
Lease liability recognized	40	45
Mining equipment
Disclosure of quantitative information about right-of-use assets
Lease commitments disclosed			$ 55
Contracts scoped out		(18)
Present value adjustment		(5)
Lease liability recognized	$ 23	$ 32